BASIC AND DILUTED NET EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2012
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE [Abstract]
BASIC AND DILUTED NET EARNINGS (LOSS) PER SHARE
NOTE 4:-	BASIC AND DILUTED NET EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted net earnings per share:

	Six months ended June 30,		Three months ended June 30,		Year ended December 31,
	2012	2011	2012	2011	2011
	Unaudited				Audited

Numerator for basic net earnings per share - net income available to shareholders	$1,338	$1,294	$852	$557	$2,350

Net income used for the computation of diluted net earnings per share	$1,338	$1,297	$852	$555	$2,354

Weighted average Ordinary shares outstanding	11,206,194	9,542,851	11,436,162	9,685,064	10,207,111

Effect of dilutive securities:

Employees, directors and consultants stock options	988,009	107,166	886,751	214,333	206,030

Warrants	137,954	-	168,188	-	3,106

Convertible debentures	-	1,092,684	-	1,092,684	684,407

	1,125,963	1,199,850	1,054,939	1,307,017	893,543

Diluted weighted average Ordinary shares outstanding	12,332,157	10,742,701	12,491,101	10,992,081	11,100,654

Net earnings per share

Basic	$0.12	$0.14	$0.07	$0.06	$0.23

Diluted	$0.11	$0.12	$0.07	$0.05	$0.21